OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2012
OTHER PAYABLES AND ACCRUALS

18. OTHER PAYABLES AND ACCRUALS

Other payables and accruals are as follows:

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	US$
			(Note 3)
Staff cost related payables	27,419,504	26,147,447	4,196,955
Professional services	10,613,150	6,746,476	1,082,884
Product development services	3,090,913	5,447,604	874,401
Marketing and promotion	1,692,630	4,195,359	673,402
Others	5,090,126	7,947,770	1,275,704

	47,906,323	50,484,656	8,103,346